CONDENSED INTERIM CONSOLIDATED STATEMENTS OF LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF LOSS [Abstract]
Revenues	$ 2,278	$ 554
Cost of revenues	2,269	770
Gross profit (loss)	9	(216)
Operating expenses:
Research and development, net	1,361	1,011
Marketing and business development	4,075	3,393
General and administrative	3,643	$ 2,620
Gain from bargain purchase related to acquisition of CynoGen, Inc. (Note 1)	(2,352)
Total operating expenses	6,727	$ 7,024
Operating loss	6,718	7,240
Financial income, net	41	64
Tax expenses	10	8
Net loss	$ 6,687	$ 7,184
Basic and diluted net loss per ordinary share attributable to Rosetta Genomics' shareholders	$ 0.49	$ 0.66
Weighted average number of ordinary shares used to compute basic and diluted net loss per ordinary share	13,598,198	10,806,738